Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012		Dec. 31, 2011		Jun. 30, 2011	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Current assets:
Current assets	$ 306,811		$ 393,122			$ 406,026
Cash and cash equivalents	21,080		94,795		56,319	152,706		149,762	119,520
Accounts receivable, net	112,233		128,213			107,012
Inventories	170,185		166,876			142,516
Prepaid expenses and other assets	3,313		3,238			3,792
Property, plant, and equipment, net	897,624		934,699			972,711
Non-current assets	132,469	[1]	116,621	[1],[2]		151,727	[1]
Total assets	1,336,904		1,444,442			1,530,464
LIABILITIES AND MEMBER'S EQUITY
Current liabilities	203,645		250,271			243,697
Long-term debt	1,226,788	[3]	1,201,077	[3]		1,172,736	[3]
Other long-term liabilities	52,458		54,278			42,614
Member's equity (deficit)	(145,987)		(61,184)		8,206	71,417		197,993	91,704
Total liabilities and equity	1,336,904		1,444,442			1,530,464
Accounts payable	107,831		110,589			124,774
Accrued liabilities	95,814		139,682			118,923
Parent Issuer
Current assets:
Intercompany/affiliate receivable	1,276,261		1,249,306			1,222,061
Investment in subsidiaries	(181,701)		(84,459)			47,383
Total assets	1,094,560		1,164,847			1,269,444
LIABILITIES AND MEMBER'S EQUITY
Current liabilities	37,064		48,259			48,596
Long-term debt	1,203,483	[3]	1,177,772	[3]		1,149,431	[3]
Member's equity (deficit)	(145,987)		(61,184)			71,417
Total liabilities and equity	1,094,560		1,164,847			1,269,444
Accrued liabilities	37,064		48,259
Guarantor Subsidiaries
Current assets:
Current assets	306,755		393,041			406,017
Cash and cash equivalents	21,031		94,722		56,295	152,702		149,762	119,520
Accounts receivable, net	112,233		128,213
Inventories	170,185		166,876
Prepaid expenses and other assets	3,306		3,230
Property, plant, and equipment, net	877,128		904,901			962,857
Intercompany/affiliate receivable						3,843
Investment in subsidiaries	(217)		356
Non-current assets	131,293	[1]	115,461	[1],[2]		125,964	[1]
Total assets	1,314,959		1,413,759			1,498,681
LIABILITIES AND MEMBER'S EQUITY
Current liabilities	166,400		201,814			195,097
Intercompany/affiliate payable	1,285,322		1,249,646			1,222,061
Other long-term liabilities	44,535		46,355			34,793
Member's equity (deficit)	(181,298)		(84,056)			46,730
Total liabilities and equity	1,314,959		1,413,759			1,498,681
Accounts payable	107,776		110,517
Accrued liabilities	58,624		91,297
Non-Guarantor Subsidiary
Current assets:
Current assets						5
Property, plant, and equipment, net	20,784		30,086			9,854
Intercompany/affiliate receivable	9,061		340
Non-current assets	1,091	[1]	1,076	[1],[2]		25,678	[1]
Total assets	30,936		31,502			35,537
LIABILITIES AND MEMBER'S EQUITY
Current liabilities	7
Intercompany/affiliate payable	31,146		31,146			34,864
Member's equity (deficit)	(217)		356			673
Total liabilities and equity	30,936		31,502			35,537
Accounts payable	7
Non-Guarantor Affiliate
Current assets:
Current assets	56		81			4
Cash and cash equivalents	49		73		24	4
Prepaid expenses and other assets	7		8
Intercompany/affiliate receivable	31,153		31,153			31,021
Non-current assets	3	[1]	30	[1],[2]		85	[1]
Total assets	31,212		31,264			31,110
LIABILITIES AND MEMBER'S EQUITY
Current liabilities	181		205			4
Long-term debt	23,305	[3]	23,305	[3]		23,305	[3]
Other long-term liabilities	7,923		7,923			7,821
Member's equity (deficit)	(197)		(169)			(20)
Total liabilities and equity	31,212		31,264			31,110
Accounts payable	55		79
Accrued liabilities	126		126
Eliminations
Current assets:
Property, plant, and equipment, net	(288)		(288)
Intercompany/affiliate receivable	(1,316,475)		(1,280,799)			(1,256,925)
Investment in subsidiaries	181,918		84,103			(47,383)
Non-current assets	82	[1]	54	[1],[2]
Total assets	(1,134,763)		(1,196,930)			(1,304,308)
LIABILITIES AND MEMBER'S EQUITY
Current liabilities	(7)		(7)
Intercompany/affiliate payable	(1,316,468)		(1,280,792)			(1,256,925)
Member's equity (deficit)	181,712		83,869			(47,383)
Total liabilities and equity	(1,134,763)		(1,196,930)			(1,304,308)
Accounts payable	$ (7)		$ (7)

[1]	Non-current assets of Guarantor Subsidiaries includes $23.3 million of a long-term note receivable from Verso Finance.
[2]	Other non-current assets of Guarantor Subsidiaries includes $23.3 million of a long-term note receivable from Verso Finance.
[3]	Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.